CAPITALIZED COMPUTER SOFTWARE COSTS	12 Months Ended
Mar. 31, 2016
CAPITALIZED COMPUTER SOFTWARE COSTS
CAPITALIZED COMPUTER SOFTWARE COSTS

8.CAPITALIZED COMPUTER SOFTWARE COSTS

The Company capitalizes the cost of computer software developed or purchased for internal use or to be sold.

The following is a summary of capitalized computer software costs as of March 31, 2015 and 2016:

	Thousands of Yen
	2015	2016
Balance at beginning of year	¥1,590,143	¥1,928,106
Costs capitalized during year	333,561	361,456
Acquisition of TechLaw Solutions	3,063	—
Foreign currency translation adjustments	1,339	(2,949)
Other	—	(28,715)
Balance at end of year	1,928,106	2,257,898
Accumulated amortization, end of year	(965,882)	(1,338,434)
Capitalized computer software costs—net	¥962,224	¥919,464

Included in the above are capitalized software costs for projects in progress of ¥91,089 thousand and ¥59,895 thousand at March 31, 2015 and 2016, respectively. For the years ended March 31, 2014, 2015 and 2016, the Company recognized amortization expenses related to capitalized software development costs of ¥237,886 thousand, ¥302,809 thousand and ¥374,510 thousand, respectively.

The following table shows the estimated amortization of capitalized computer software costs for each of the next five years:

Thousands of
Years ending March 31,	Yen
2017	¥367,493
2018	253,635
2019	142,831
2020	75,800
2021	19,810